Securities Act Registration No. 333-181176

Investment Company Act Registration No. 811-22696

As filed with the Securities and Exchange Commission on August 26, 2015

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 35

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒ Amendment No. 38

Compass EMP Funds Trust

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Omaha, NE 68130

(Address of Principal Executive Offices)(Zip Code)

(402) 895-1600

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

Jay G. Baris

Morrison & Foerster LLP

250 West 55th Street

New York, New York, 10019

212-468-8053 (phone)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On September 25, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒   This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A for Compass EMP Funds Trust is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended, solely for the purpose of delaying, until September 25, 2015, the effectiveness of Post-Effective Amendment No. 34 (“PEA No. 34”), which was filed with the Securities and Exchange Commission (the “Commission”) via EDGAR on July 24, 2015, accession number 0001104659-15-053056, to delay, until August 26, 2015, the effectiveness of Post-Effective Amendment No. 31 (“PEA No. 31”), which was filed with the Securities and Exchange Commission (the “Commission”) via EDGAR on June 26, 2015, accession number 0001104659-15-048080, to delay, until July 27, 2015, the effectiveness of Post-Effective Amendment No. 28 (“PEA No. 28”), which was filed with the Commission via EDGAR on April 15, 2015, accession number 0001580642-15-001688.  Since no other changes are intended to be made to PEA No. 34, PEA No. 31 or PEA No. 28 by means of this filing, Parts A and B of PEA No. 28 and Part C of PEA 34 are incorporated herein by reference.

PART A — PROSPECTUS

The Prospectus for Compass EMP US High Dividend 100 Volatility Weighted Fund and Compass EMP US EQ Income 100 Enhanced Volatility Weighted Fund is incorporated by reference to Part A of PEA No. 28.

PART B — STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Compass EMP US High Dividend 100 Volatility Weighted Fund and Compass EMP US EQ Income 100 Enhanced Volatility Weighted Fund is incorporated by reference to Part B of PEA No. 28.

PART C— OTHER INFORMATION

The Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 34.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 26th day of August, 2015.

COMPASS EMP FUNDS TRUST

By:	/s/ Christopher K. Dyer

Christopher K. Dyer, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the 26th day of August, 2015.

	/s/ Chrishtopher K. Dyer	President
Christopher K. Dyer

	/s/ Christopher A. Ponte	Treasurer
Christopher A. Ponte

	*	Chairman of the Board and Trustee
Leigh A. Wilson

	*	Trustee
David Brooks Adcock

	*	Trustee
Nigel D. T. Andrews

	*	Trustee
E. Lee Beard

	*	Trustee
David C. Brown

	*	Trustee
Sally M. Dungan

	*	Trustee
John L. Kelly

	*	Trustee
David L. Meyer

*By:	/s/ Jay G. Baris
Jay G. Baris
Attorney-in-Fact